Land Use Rights, net (Details) - Land use rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land Use Rights, net
Cost	¥ 4,801,005	¥ 4,590,902
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(599,256)	(486,475)
Impairment	(14,284)	(14,284)
Land use right, net	4,172,465	4,075,143
Total amortization expense	¥ 112,800	¥ 101,900	¥ 91,800